Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Disclosure Of Accumulated Other Comprehensive Income Loss [Abstract]
Accumulated Other Comprehensive Income (Loss)

28. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Defined Benefit Pension Plan	Foreign Currency Translation Adjustment	Available for Sale Financial Assets	Total

As at December 31, 2015	(10)	1,014	16	1,020
Other Comprehensive Income (Loss), Before Tax	(4)	(106)	(4)	(114)
Income Tax	1	-	3	4
As at December 31, 2016	(13)	908	15	910
Other Comprehensive Income (Loss), Before Tax	12	(275)	(1)	(264)
Income Tax	(3)	-	-	(3)
As at December 31, 2017	(4)	633	14	643